Investment Risks	Dec. 31, 2025
CVT Index Portfolios - Classes F and I | CVT S&P 500® Index Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
CVT Index Portfolios - Classes F and I | CVT S&P 500® Index Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
CVT Index Portfolios - Classes F and I | CVT S&P 500® Index Portfolio | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Information Technology Sector Risk. The value of Fund shares may be particularly impacted by events that adversely affect the information technology sector, such as rapid changes in technology product cycles, product obsolescence, government regulation, and competition, and may fluctuate more than that of a fund that does not concentrate in companies in the information technology sector.

CVT Index Portfolios - Classes F and I | CVT S&P 500® Index Portfolio | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; unexpected trading activity among retail investors; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines in value, the value of the Fund’s equity securities will also likely decline. Although prices can rebound, there is no assurance that values will return to previous levels.

CVT Index Portfolios - Classes F and I | CVT S&P 500® Index Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility.

CVT Index Portfolios - Classes F and I | CVT S&P 500® Index Portfolio | Passive Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Passive Investment Risk. The Fund is managed using a passive investment strategy and expects to hold common stocks of each company in  the Index regardless of their current or projected performance. The Fund generally will not adjust its portfolio investments to attempt to take advantage of market opportunities or lessen the impact of a market decline or a decline in the performance of one or more issuers. Maintaining investments regardless of market conditions or the performance of individual investments could cause the Fund’s return to be lower than if the Fund employed an active strategy. Unusual market events may increase market volatility and may cause the characteristics of the Index components to vary from those expected under normal circumstances.

CVT Index Portfolios - Classes F and I | CVT S&P 500® Index Portfolio | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Error Risk. Tracking error risk refers to the risk that the Fund’s performance may not match or correlate to that of the Index it attempts to track, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the Index, rounding of share prices, changes to the composition of the  Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund’s performance to be less than expected.

CVT Index Portfolios - Classes F and I | CVT S&P 500® Index Portfolio | Index Fund Issuer Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Index Fund Issuer Non-Diversification Risk. The Fund may become “non-diversified” under the 1940 Act for periods of time solely as a result of tracking the Index (due to changes in relative market capitalization or index weighting of one or more component securities). To the extent the Fund becomes “non-diversified,” the Fund may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Non-diversified funds may focus their investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be, and the value of the Fund’s shares may be more volatile than the values of shares of more diversified funds.

CVT Index Portfolios - Classes F and I | CVT S&P 500® Index Portfolio | Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Focused Investment Risk. To the extent the Fund has substantial investments in a relatively small number of securities or issuers, or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, the Fund’s performance will be more susceptible to any single economic, market, political, or regulatory occurrence affecting those particular securities or issuers or that particular market, industry, group of industries, country, region, group of countries, asset class, or sector than a fund that invests more broadly.

CVT Index Portfolios - Classes F and I | CVT S&P 500® Index Portfolio | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sector Risk. The Fund may invest a significant portion of its assets in one or more sectors, if the Index does so. As such, the value of Fund shares may be affected by events that adversely affect such sector(s), and may fluctuate more than that of a fund that invests more broadly.

CVT Index Portfolios - Classes F and I | CVT S&P 500® Index Portfolio | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risk. ETFs are subject to the risks of investing in the underlying securities or other investments. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.

CVT Index Portfolios - Classes F and I | CVT S&P 500® Index Portfolio | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s  counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment. A derivative investment also involves the risks relating to the reference instrument underlying the investment.

CVT Index Portfolios - Classes F and I | CVT S&P 500® Index Portfolio | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

CVT Index Portfolios - Classes F and I | CVT S&P 500® Index Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund also may lose rights in the collateral if the borrower fails financially. The Fund could also lose money if the value of the collateral decreases or if the value of any investments made with cash collateral declines.

CVT Index Portfolios - Classes F and I | CVT S&P 500® Index Portfolio | General Fund Investing Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s). In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. The Fund relies on various service providers, including the investment adviser and sub-adviser, if applicable, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CVT Index Portfolios - Classes F and I | CVT S&P MidCap 400® Index Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
CVT Index Portfolios - Classes F and I | CVT S&P MidCap 400® Index Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
CVT Index Portfolios - Classes F and I | CVT S&P MidCap 400® Index Portfolio | Industrials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Industrials Sector Risk. To the extent the Fund invests a substantial portion of its assets in the industrials sector, factors that have an adverse impact on this sector may have a disproportionate impact on the Fund’s performance. The industrials sector can be affected by government regulation, world events, supply and demand for specific products and services, commodity prices, exchange rates and economic conditions, technological developments, and liabilities for environmental damage, product liability claims, and general civil liabilities.

CVT Index Portfolios - Classes F and I | CVT S&P MidCap 400® Index Portfolio | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; unexpected trading activity among retail investors; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines in value, the value of the Fund’s equity securities will also likely decline. Although prices can rebound, there is no assurance that values will return to previous levels.

CVT Index Portfolios - Classes F and I | CVT S&P MidCap 400® Index Portfolio | Smaller and Mid-Sized Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Smaller and Mid-Sized Company Risk. The stocks of smaller and mid-sized companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies. Such companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially less liquid and more difficult to value.

CVT Index Portfolios - Classes F and I | CVT S&P MidCap 400® Index Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility.

CVT Index Portfolios - Classes F and I | CVT S&P MidCap 400® Index Portfolio | Passive Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Passive Investment Risk. The Fund is managed using a passive investment strategy and expects to hold common stocks of each company in  the Index regardless of their current or projected performance. The Fund generally will not adjust its portfolio investments to attempt to take advantage of market opportunities or lessen the impact of a market decline or a decline in the performance of one or more issuers. Maintaining investments regardless of market conditions or the performance of individual investments could cause the Fund’s return to be lower than if the Fund employed an active strategy. Unusual market events may increase market volatility and may cause the characteristics of the Index components to vary from those expected under normal circumstances.

CVT Index Portfolios - Classes F and I | CVT S&P MidCap 400® Index Portfolio | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Error Risk. Tracking error risk refers to the risk that the Fund’s performance may not match or correlate to that of the Index it attempts to track, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the Index, rounding of share prices, changes to the composition of the  Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund’s performance to be less than expected.

CVT Index Portfolios - Classes F and I | CVT S&P MidCap 400® Index Portfolio | Index Fund Issuer Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Index Fund Issuer Non-Diversification Risk. The Fund may become “non-diversified” under the 1940 Act for periods of time solely as a result of tracking the Index (due to changes in relative market capitalization or index weighting of one or more component securities). To the extent the Fund becomes “non-diversified,” the Fund may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Non-diversified funds may focus their investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be, and the value of the Fund’s shares may be more volatile than the values of shares of more diversified funds.

CVT Index Portfolios - Classes F and I | CVT S&P MidCap 400® Index Portfolio | Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Focused Investment Risk. To the extent the Fund has substantial investments in a relatively small number of securities or issuers, or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, the Fund’s performance will be more susceptible to any single economic, market, political, or regulatory occurrence affecting those particular securities or issuers or that particular market, industry, group of industries, country, region, group of countries, asset class, or sector than a fund that invests more broadly.

CVT Index Portfolios - Classes F and I | CVT S&P MidCap 400® Index Portfolio | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sector Risk. The Fund may invest a significant portion of its assets in one or more sectors, if the Index does so. As such, the value of Fund shares may be affected by events that adversely affect such sector(s), and may fluctuate more than that of a fund that invests more broadly.

CVT Index Portfolios - Classes F and I | CVT S&P MidCap 400® Index Portfolio | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risk. ETFs are subject to the risks of investing in the underlying securities or other investments. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.

CVT Index Portfolios - Classes F and I | CVT S&P MidCap 400® Index Portfolio | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s  counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment. A derivative investment also involves the risks relating to the reference instrument underlying the investment.

CVT Index Portfolios - Classes F and I | CVT S&P MidCap 400® Index Portfolio | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

CVT Index Portfolios - Classes F and I | CVT S&P MidCap 400® Index Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund also may lose rights in the collateral if the borrower fails financially. The Fund could also lose money if the value of the collateral decreases or if the value of any investments made with cash collateral declines.

CVT Index Portfolios - Classes F and I | CVT S&P MidCap 400® Index Portfolio | General Fund Investing Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s). In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. The Fund relies on various service providers, including the investment adviser and sub-adviser, if applicable, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CVT Index Portfolios - Classes F and I | CVT Nasdaq 100® Index Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
CVT Index Portfolios - Classes F and I | CVT Nasdaq 100® Index Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
CVT Index Portfolios - Classes F and I | CVT Nasdaq 100® Index Portfolio | Issuer Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Issuer Non-Diversification Risk. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Non-diversified funds may focus their investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be, and the value of the Fund’s shares may be more volatile than the values of shares of more diversified funds.

CVT Index Portfolios - Classes F and I | CVT Nasdaq 100® Index Portfolio | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Information Technology Sector Risk. The value of Fund shares may be particularly impacted by events that adversely affect the information technology sector, such as rapid changes in technology product cycles, product obsolescence, government regulation, and competition, and may fluctuate more than that of a fund that does not concentrate in companies in the information technology sector.

CVT Index Portfolios - Classes F and I | CVT Nasdaq 100® Index Portfolio | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; unexpected trading activity among retail investors; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines in value, the value of the Fund’s equity securities will also likely decline. Although prices can rebound, there is no assurance that values will return to previous levels.

CVT Index Portfolios - Classes F and I | CVT Nasdaq 100® Index Portfolio | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments, including the political and economic risks of the underlying issuer’s country and, in the case of depositary receipts traded on foreign markets, currency risk.

CVT Index Portfolios - Classes F and I | CVT Nasdaq 100® Index Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility.

CVT Index Portfolios - Classes F and I | CVT Nasdaq 100® Index Portfolio | Passive Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Passive Investment Risk. The Fund is managed using a passive investment strategy and expects to hold common stocks of each company in  the Index regardless of their current or projected performance. The Fund generally will not adjust its portfolio investments to attempt to take advantage of market opportunities or lessen the impact of a market decline or a decline in the performance of one or more issuers. Maintaining investments regardless of market conditions or the performance of individual investments could cause the Fund’s return to be lower than if the Fund employed an active strategy. Unusual market events may increase market volatility and may cause the characteristics of the Index components to vary from those expected under normal circumstances.

CVT Index Portfolios - Classes F and I | CVT Nasdaq 100® Index Portfolio | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Error Risk. Tracking error risk refers to the risk that the Fund’s performance may not match or correlate to that of the Index it attempts to track, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the Index, rounding of share prices, changes to the composition of the  Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund’s performance to be less than expected.

CVT Index Portfolios - Classes F and I | CVT Nasdaq 100® Index Portfolio | Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Focused Investment Risk. To the extent the Fund has substantial investments in a relatively small number of securities or issuers, or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, the Fund’s performance will be more susceptible to any single economic, market, political, or regulatory occurrence affecting those particular securities or issuers or that particular market, industry, group of industries, country, region, group of countries, asset class, or sector than a fund that invests more broadly.

CVT Index Portfolios - Classes F and I | CVT Nasdaq 100® Index Portfolio | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sector Risk. The Fund may invest a significant portion of its assets in one or more sectors, if the Index does so. As such, the value of Fund shares may be affected by events that adversely affect such sector(s), and may fluctuate more than that of a fund that invests more broadly.

CVT Index Portfolios - Classes F and I | CVT Nasdaq 100® Index Portfolio | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risk. ETFs are subject to the risks of investing in the underlying securities or other investments. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.

CVT Index Portfolios - Classes F and I | CVT Nasdaq 100® Index Portfolio | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s  counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment. A derivative investment also involves the risks relating to the reference instrument underlying the investment.

CVT Index Portfolios - Classes F and I | CVT Nasdaq 100® Index Portfolio | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

CVT Index Portfolios - Classes F and I | CVT Nasdaq 100® Index Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund also may lose rights in the collateral if the borrower fails financially. The Fund could also lose money if the value of the collateral decreases or if the value of any investments made with cash collateral declines.

CVT Index Portfolios - Classes F and I | CVT Nasdaq 100® Index Portfolio | General Fund Investing Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s). In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. The Fund relies on various service providers, including the investment adviser and sub-adviser, if applicable, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CVT Index Portfolios - Classes F and I | CVT Russell 2000® Small Cap Index Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
CVT Index Portfolios - Classes F and I | CVT Russell 2000® Small Cap Index Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
CVT Index Portfolios - Classes F and I | CVT Russell 2000® Small Cap Index Portfolio | Smaller Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Smaller Company Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies. Such companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially less liquid and more difficult to value.

CVT Index Portfolios - Classes F and I | CVT Russell 2000® Small Cap Index Portfolio | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Money Market Instrument Risk. Money market instruments may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market instruments; adverse economic, political or other developments affecting issuers of money market instruments; changes in the credit quality of issuers; and default by a counterparty.

CVT Index Portfolios - Classes F and I | CVT Russell 2000® Small Cap Index Portfolio | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; unexpected trading activity among retail investors; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines in value, the value of the Fund’s equity securities will also likely decline. Although prices can rebound, there is no assurance that values will return to previous levels.

CVT Index Portfolios - Classes F and I | CVT Russell 2000® Small Cap Index Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility.

CVT Index Portfolios - Classes F and I | CVT Russell 2000® Small Cap Index Portfolio | Passive Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Passive Investment Risk. The Fund is managed using a passive investment strategy and expects to hold common stocks of each company in  the Index regardless of their current or projected performance. The Fund generally will not adjust its portfolio investments to attempt to take advantage of market opportunities or lessen the impact of a market decline or a decline in the performance of one or more issuers. Maintaining investments regardless of market conditions or the performance of individual investments could cause the Fund’s return to be lower than if the Fund employed an active strategy. Unusual market events may increase market volatility and may cause the characteristics of the Index components to vary from those expected under normal circumstances.

CVT Index Portfolios - Classes F and I | CVT Russell 2000® Small Cap Index Portfolio | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Error Risk. Tracking error risk refers to the risk that the Fund’s performance may not match or correlate to that of the Index it attempts to track, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the Index, rounding of share prices, changes to the composition of the  Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund’s performance to be less than expected.

CVT Index Portfolios - Classes F and I | CVT Russell 2000® Small Cap Index Portfolio | Index Fund Issuer Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Index Fund Issuer Non-Diversification Risk. The Fund may become “non-diversified” under the 1940 Act for periods of time solely as a result of tracking the Index (due to changes in relative market capitalization or index weighting of one or more component securities). To the extent the Fund becomes “non-diversified,” the Fund may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Non-diversified funds may focus their investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be, and the value of the Fund’s shares may be more volatile than the values of shares of more diversified funds.

CVT Index Portfolios - Classes F and I | CVT Russell 2000® Small Cap Index Portfolio | Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Focused Investment Risk. To the extent the Fund has substantial investments in a relatively small number of securities or issuers, or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, the Fund’s performance will be more susceptible to any single economic, market, political, or regulatory occurrence affecting those particular securities or issuers or that particular market, industry, group of industries, country, region, group of countries, asset class, or sector than a fund that invests more broadly.

CVT Index Portfolios - Classes F and I | CVT Russell 2000® Small Cap Index Portfolio | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sector Risk. The Fund may invest a significant portion of its assets in one or more sectors, if the Index does so. As such, the value of Fund shares may be affected by events that adversely affect such sector(s), and may fluctuate more than that of a fund that invests more broadly.

CVT Index Portfolios - Classes F and I | CVT Russell 2000® Small Cap Index Portfolio | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risk. ETFs are subject to the risks of investing in the underlying securities or other investments. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.

CVT Index Portfolios - Classes F and I | CVT Russell 2000® Small Cap Index Portfolio | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s  counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment. A derivative investment also involves the risks relating to the reference instrument underlying the investment.

CVT Index Portfolios - Classes F and I | CVT Russell 2000® Small Cap Index Portfolio | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

CVT Index Portfolios - Classes F and I | CVT Russell 2000® Small Cap Index Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund also may lose rights in the collateral if the borrower fails financially. The Fund could also lose money if the value of the collateral decreases or if the value of any investments made with cash collateral declines.

CVT Index Portfolios - Classes F and I | CVT Russell 2000® Small Cap Index Portfolio | General Fund Investing Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the
Fund and its ability to achieve its investment objective(s). In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. The Fund relies on various service providers, including the investment adviser and sub-adviser, if applicable, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CVT Index Portfolios - Classes F and I | CVT EAFE International Index Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
CVT Index Portfolios - Classes F and I | CVT EAFE International Index Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
CVT Index Portfolios - Classes F and I | CVT EAFE International Index Portfolio | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; unexpected trading activity among retail investors; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines in value, the value of the Fund’s equity securities will also likely decline. Although prices can rebound, there is no assurance that values will return to previous levels.

CVT Index Portfolios - Classes F and I | CVT EAFE International Index Portfolio | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments, including the political and economic risks of the underlying issuer’s country and, in the case of depositary receipts traded on foreign markets, currency risk.

CVT Index Portfolios - Classes F and I | CVT EAFE International Index Portfolio | Financials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financials Sector Risk. To the extent the Fund invests a substantial portion of its assets in the financials sector, factors that have an adverse impact on this sector may have a disproportionate impact on the Fund’s performance. The financials sector can be affected by global and local economic conditions, such as the levels and liquidity of the global and local financial and asset markets, the absolute and relative level and volatility of interest rates and equity prices, investor sentiment, inflation, and the availability and cost of credit. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of the financials sector.

CVT Index Portfolios - Classes F and I | CVT EAFE International Index Portfolio | Geographic Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Geographic Risk. Because the Fund may invest significantly in a particular geographic region or country, the value of Fund shares may be affected by events that adversely affect that region or country and may fluctuate more than that of a fund that invests more broadly.

CVT Index Portfolios - Classes F and I | CVT EAFE International Index Portfolio | Smaller and Mid-Sized Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Smaller and Mid-Sized Company Risk. The stocks of smaller and mid-sized companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies. Such companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially less liquid and more difficult to value.

CVT Index Portfolios - Classes F and I | CVT EAFE International Index Portfolio | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risk. Exchange rates for currencies fluctuate daily. The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the  U.S. dollar. Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

CVT Index Portfolios - Classes F and I | CVT EAFE International Index Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility.

CVT Index Portfolios - Classes F and I | CVT EAFE International Index Portfolio | Passive Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Passive Investment Risk. The Fund is managed using a passive investment strategy and expects to hold components of  the Index regardless of their current or projected performance. The Fund generally will not adjust its portfolio investments to attempt to take advantage of market opportunities or lessen the impact of a market decline or a decline in the performance of one or more issuers. Maintaining investments regardless of market conditions or the performance of individual investments could cause the Fund’s return to be lower than if the Fund employed an active strategy. Unusual market events may increase market volatility and may cause the characteristics of the Index components to vary from those expected under normal circumstances.

CVT Index Portfolios - Classes F and I | CVT EAFE International Index Portfolio | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Error Risk. Tracking error risk refers to the risk that the Fund’s performance may not match or correlate to that of the Index it attempts to track, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the Index, rounding of share prices, changes to the composition of the  Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund’s performance to be less than expected.

CVT Index Portfolios - Classes F and I | CVT EAFE International Index Portfolio | Index Fund Issuer Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Index Fund Issuer Non-Diversification Risk. The Fund may become “non-diversified” under the 1940 Act for periods of time solely as a result of tracking the Index (due to changes in relative market capitalization or index weighting of one or more component securities). To the extent the Fund becomes “non-diversified,” the Fund may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Non-diversified funds may focus their investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be, and the value of the Fund’s shares may be more volatile than the values of shares of more diversified funds.

CVT Index Portfolios - Classes F and I | CVT EAFE International Index Portfolio | Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Focused Investment Risk. To the extent the Fund has substantial investments in a relatively small number of securities or issuers, or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, the Fund’s performance will be more susceptible to any single economic, market, political, or regulatory occurrence affecting those particular securities or issuers or that particular market, industry, group of industries, country, region, group of countries, asset class, or sector than a fund that invests more broadly.

CVT Index Portfolios - Classes F and I | CVT EAFE International Index Portfolio | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sector Risk. The Fund may invest a significant portion of its assets in one or more sectors, if the Index does so. As such, the value of Fund shares may be affected by events that adversely affect such sector(s), and may fluctuate more than that of a fund that invests more broadly.

CVT Index Portfolios - Classes F and I | CVT EAFE International Index Portfolio | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s  counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment. A derivative investment also involves the risks relating to the reference instrument underlying the investment.

CVT Index Portfolios - Classes F and I | CVT EAFE International Index Portfolio | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

CVT Index Portfolios - Classes F and I | CVT EAFE International Index Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund also may lose rights in the collateral if the borrower fails financially. The Fund could also lose money if the value of the collateral decreases or if the value of any investments made with cash collateral declines.

CVT Index Portfolios - Classes F and I | CVT EAFE International Index Portfolio | General Fund Investing Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s). In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. The Fund relies on various service providers, including the investment adviser and sub-adviser, if applicable, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CVT Index Portfolios - Classes F and I | CVT Investment Grade Bond Index Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
CVT Index Portfolios - Classes F and I | CVT Investment Grade Bond Index Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
CVT Index Portfolios - Classes F and I | CVT Investment Grade Bond Index Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility. No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

CVT Index Portfolios - Classes F and I | CVT Investment Grade Bond Index Portfolio | Passive Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Passive Investment Risk. The Fund is managed using a passive investment strategy and expects to hold components of  the Index regardless of their current or projected performance. The Fund generally will not adjust its portfolio investments to attempt to take advantage of market opportunities or lessen the impact of a market decline or a decline in the performance of one or more issuers. Maintaining investments regardless of market conditions or the performance of individual investments could cause the Fund’s return to be lower than if the Fund employed an active strategy. Unusual market events may increase market volatility and may cause the characteristics of the Index components to vary from those expected under normal circumstances.

CVT Index Portfolios - Classes F and I | CVT Investment Grade Bond Index Portfolio | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Error Risk. Tracking error risk refers to the risk that the Fund’s performance may not match or correlate to that of the Index it attempts to track, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the Index, rounding of share prices, changes to the composition of the  Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund’s performance to be less than expected.

CVT Index Portfolios - Classes F and I | CVT Investment Grade Bond Index Portfolio | Index Fund Issuer Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Index Fund Issuer Non-Diversification Risk. The Fund may become “non-diversified” under the 1940 Act for periods of time solely as a result of tracking the Index (due to changes in relative market capitalization or index weighting of one or more component securities). To the extent the Fund becomes “non-diversified,” the Fund may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Non-diversified funds may focus their investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be, and the value of the Fund’s shares may be more volatile than the values of shares of more diversified funds.

CVT Index Portfolios - Classes F and I | CVT Investment Grade Bond Index Portfolio | Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Focused Investment Risk. To the extent the Fund has substantial investments in a relatively small number of securities or issuers, or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, the Fund’s performance will be more susceptible to any single economic, market, political, or regulatory occurrence affecting those particular securities or issuers or that particular market, industry, group of industries, country, region, group of countries, asset class, or sector than a fund that invests more broadly.

CVT Index Portfolios - Classes F and I | CVT Investment Grade Bond Index Portfolio | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sector Risk. The Fund may invest a significant portion of its assets in one or more sectors, if the Index does so. As such, the value of Fund shares may be affected by events that adversely affect such sector(s), and may fluctuate more than that of a fund that invests more broadly.

CVT Index Portfolios - Classes F and I | CVT Investment Grade Bond Index Portfolio | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. Investments in fixed-income and other debt obligations (referred to below as “debt instruments”)  are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of debt instruments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments deteriorates. In the event of bankruptcy of the issuer of a debt instrument, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel, which may increase the Fund’s operating expenses and adversely affect net asset value.

CVT Index Portfolios - Classes F and I | CVT Investment Grade Bond Index Portfolio | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise. Duration measures the time-weighted expected cash flows of a fixed-income security, while maturity refers to the amount of time until a fixed-income security matures.  Generally, securities with longer durations or maturities are more sensitive to changes in interest rates than securities with shorter durations or maturities, causing them to be more volatile. Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities. In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.

CVT Index Portfolios - Classes F and I | CVT Investment Grade Bond Index Portfolio | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Although certain mortgage- and asset-backed securities are guaranteed as to timely payment of interest and principal by a government entity, the market price for such securities is not guaranteed and will fluctuate. The purchase of mortgage- and asset-backed securities issued by non-government entities may entail greater risk than such securities that are issued or guaranteed by a government entity. Mortgage- and asset-backed securities issued by non-government entities may offer higher yields than those issued by government entities, but may also be subject to greater volatility than government issues and can also be subject to greater credit risk and the risk of default on the underlying mortgages or other assets. Investments in mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.

CVT Index Portfolios - Classes F and I | CVT Investment Grade Bond Index Portfolio | U.S. Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Securities Risk. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S.
Treasury. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is a risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if not obligated to do so by law. U.S. Treasury and U.S. Government agency securities generally have a lower return than other obligations because of their higher credit quality and market liquidity.

CVT Index Portfolios - Classes F and I | CVT Investment Grade Bond Index Portfolio | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risk. ETFs are subject to the risks of investing in the underlying securities or other investments. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.

CVT Index Portfolios - Classes F and I | CVT Investment Grade Bond Index Portfolio | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s  counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment. A derivative investment also involves the risks relating to the reference instrument underlying the investment.

CVT Index Portfolios - Classes F and I | CVT Investment Grade Bond Index Portfolio | Restricted Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Restricted Securities Risk. Unless registered for sale to the public under applicable federal securities law, restricted securities can be sold only in private transactions to qualified purchasers pursuant to an exemption from registration. The sale price realized from a private transaction could be less than the Fund’s purchase price for the restricted security. It may be difficult to identify a qualified purchaser for a restricted security held by the Fund and such security could be deemed illiquid. It may also be more difficult to value such securities.

CVT Index Portfolios - Classes F and I | CVT Investment Grade Bond Index Portfolio | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

CVT Index Portfolios - Classes F and I | CVT Investment Grade Bond Index Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund also may lose rights in the collateral if the borrower fails financially. The Fund could also lose money if the value of the collateral decreases or if the value of any investments made with cash collateral declines.

CVT Index Portfolios - Classes F and I | CVT Investment Grade Bond Index Portfolio | General Fund Investing Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s). In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. The Fund relies on various service providers, including the investment adviser and sub-adviser, if applicable, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Portfolio | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Money Market Instrument Risk. Money market instruments may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market instruments; adverse economic, political or other developments affecting issuers of money market instruments; changes in the credit quality of issuers; and default by a counterparty.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Portfolio | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; unexpected trading activity among retail investors; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines in value, the value of the Fund’s equity securities will also likely decline. Although prices can rebound, there is no assurance that values will return to previous levels.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Portfolio | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Portfolio | Smaller and Mid-Sized Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Smaller and Mid-Sized Company Risk. The stocks of smaller and mid-sized companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies. Such companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially less liquid and more difficult to value.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Portfolio | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risk. Exchange rates for currencies fluctuate daily. The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the  U.S. dollar. Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility. No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Portfolio | Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Focused Investment Risk. To the extent the Fund has substantial investments in a relatively small number of securities or issuers, or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, the Fund’s performance will be more susceptible to any single economic, market, political, or regulatory occurrence affecting those particular securities or issuers or that particular market, industry, group of industries, country, region, group of countries, asset class, or sector than a fund that invests more broadly.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Portfolio | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sector Risk. Because the Fund may, under certain market conditions, invest a significant portion of its assets in certain sectors, the value of Fund shares may be affected by events that adversely affect a particular sector and may fluctuate more than that of a fund that invests more broadly.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Portfolio | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. Investments in fixed income and other debt obligations (referred to below as “debt instruments”)  are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of debt instruments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments deteriorates. In the event of bankruptcy of the issuer of a debt instrument, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel, which may increase the Fund’s operating expenses and adversely affect net asset value.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Portfolio | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise. Duration measures the time-weighted expected cash flows of a fixed-income security, while maturity refers to the amount of time until a fixed-income security matures.  Generally, securities with longer durations or maturities are more sensitive to changes in interest rates than securities with shorter durations or maturities, causing them to be more volatile. Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities. In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Portfolio | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Although certain mortgage- and asset-backed securities are guaranteed as to timely payment of interest and principal by a government entity, the market price for such securities is not guaranteed and will fluctuate. The purchase of mortgage- and asset-backed securities issued by non-government entities may entail greater risk than such securities that are issued or guaranteed by a government entity. Mortgage- and asset-backed securities issued by non-government entities may offer higher yields than those issued by government entities, but may also be subject to greater volatility than government issues and can also be subject to greater credit risk and the risk of default on the underlying mortgages or other assets. Investments in mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Portfolio | U.S. Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Securities Risk. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is a risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if not obligated to do so by law. U.S. Treasury and U.S. Government agency securities generally have a lower return than other obligations because of their higher credit quality and market liquidity.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Portfolio | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risk. ETFs are subject to the risks of investing in the underlying securities or other investments. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Portfolio | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s  counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment. A derivative investment also involves the risks relating to the reference instrument underlying the investment.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Portfolio | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund also may lose rights in the collateral if the borrower fails financially. The Fund could also lose money if the value of the collateral decreases or if the value of any investments made with cash collateral declines.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Portfolio | General Fund Investing Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s). In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. The Fund relies on various service providers, including the investment adviser and sub-adviser, if applicable, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Portfolio | Fund-of-Funds Structure [Member]
Prospectus [Line Items]
Risk [Text Block]
Fund-of-Funds Structure. The Fund invests in exchange-traded funds (“underlying funds”) in a fund-of-funds structure. The Fund’s asset allocation strategy and its selection of particular underlying funds may cause the Fund to underperform funds with similar investment objectives. The Fund’s performance is dependent upon the performance of the underlying funds and the Fund is subject to all of the risks of the underlying funds. The risks discussed herein are the principal risks applicable to the Fund either directly or through its investment in the underlying funds and accordingly, references to the Fund below may be to the Fund or one or more underlying funds.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Portfolio | Volatility Management Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Volatility Management Strategy Risk. Although the volatility management strategy seeks competitive investment returns with more consistent volatility of returns over time, the attainment and maintenance of the more consistent volatility does not ensure that the Fund will deliver competitive returns. The volatility management strategy may dampen the Fund’s downside risk over time, but may also cause the Fund’s investment returns to lag behind those of its benchmark, especially during a rising equity market or rapidly changing market conditions, and this underperformance could be significant. The volatility management strategy is dependent on the sub-adviser’s ability to correlate the instruments used in the strategy with the Fund’s underlying investments. The volatility management strategy is also subject to the Risks Associated with Active Management and entails costs.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Portfolio | Large-Cap Growth and Value Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large-Cap Growth and Value Risk. Because the Fund may invest in ETFs that invest primarily in large-cap growth and/or value companies, it is subject to the risk of underperforming the overall stock market during periods in which stocks of such companies are out of favor and generate lower returns than the market as a whole.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Portfolio | Emerging Markets Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Investment Risk. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain sectors. Emerging market securities often involve greater risks than developed market securities. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Portfolio | Real Estate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Real Estate Risk. Real estate investments are subject to risks associated with owning real estate, including declines in real estate values, increases in property taxes, fluctuations in interest rates, limited availability of mortgage financing, decreases in revenues from underlying real estate assets, declines in occupancy rates, changes in government regulations affecting zoning, land use, and rents, environmental liabilities, and risks related to the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. REITs  must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. Changes in underlying real estate values may have an exaggerated effect to the extent that investments are concentrated in particular geographic regions or property types.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Portfolio | Lower Rated Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Lower Rated Investments Risk. Investments rated below investment grade and comparable unrated investments (sometimes referred to as “junk”) are speculative because of increased credit risk relative to other fixed income investments. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Portfolio | Short Sale Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Short Sale Risk. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. Short sale risks include, among others, the potential loss of more money than the actual cost of the investment.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Portfolio | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. Certain Fund transactions may give rise to leverage. Leverage can result from a non-cash exposure to an underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. The use of leverage may cause the Fund to maintain liquid assets or liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. Leverage may cause the Fund’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The Fund may not be able to adjust its use of leverage rapidly enough to respond to interest rate volatility, inflation, and other changing market conditions. As a result, the Fund’s use of leverage may have a negative impact on the Fund’s performance from time to time. The loss on leveraged investments may substantially exceed the initial investment.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Portfolio | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk. The annual portfolio turnover rate of the Fund may exceed 100%. A mutual fund with a high turnover rate (100% or more) may generate more capital gains and may involve greater expenses (which may reduce return) than a fund with a lower rate. Capital gains distributions will be made to shareholders if offsetting capital loss carry forwards do not exist.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Portfolio | Risks Associated with Active Management [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks Associated with Active Management. The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Growth Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Growth Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Growth Portfolio | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Money Market Instrument Risk. Money market instruments may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market instruments; adverse economic, political or other developments affecting issuers of money market instruments; changes in the credit quality of issuers; and default by a counterparty.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Growth Portfolio | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; unexpected trading activity among retail investors; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines in value, the value of the Fund’s equity securities will also likely decline. Although prices can rebound, there is no assurance that values will return to previous levels.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Growth Portfolio | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Growth Portfolio | Smaller and Mid-Sized Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Smaller and Mid-Sized Company Risk. The stocks of smaller and mid-sized companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies. Such companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially less liquid and more difficult to value.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Growth Portfolio | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risk. Exchange rates for currencies fluctuate daily. The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the  U.S. dollar. Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Growth Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility. No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Growth Portfolio | Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Focused Investment Risk. To the extent the Fund has substantial investments in a relatively small number of securities or issuers, or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, the Fund’s performance will be more susceptible to any single economic, market, political, or regulatory occurrence affecting those particular securities or issuers or that particular market, industry, group of industries, country, region, group of countries, asset class, or sector than a fund that invests more broadly.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Growth Portfolio | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sector Risk. Because the Fund may, under certain market conditions, invest a significant portion of its assets in certain sectors, the value of Fund shares may be affected by events that adversely affect a particular sector and may fluctuate more than that of a fund that invests more broadly.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Growth Portfolio | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. Investments in fixed income and other debt obligations (referred to below as “debt instruments”)  are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of debt instruments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments deteriorates. In the event of bankruptcy of the issuer of a debt instrument, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel, which may increase the Fund’s operating expenses and adversely affect net asset value.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Growth Portfolio | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise. Duration measures the time-weighted expected cash flows of a fixed-income security, while maturity refers to the amount of time until a fixed-income security matures.  Generally, securities with longer durations or maturities are more sensitive to changes in interest rates than securities with shorter durations or maturities, causing them to be more volatile. Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities. In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Growth Portfolio | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Although certain mortgage- and asset-backed securities are guaranteed as to timely payment of interest and principal by a government entity, the market price for such securities is not guaranteed and will fluctuate. The purchase of mortgage- and asset-backed securities issued by non-government entities may entail greater risk than such securities that are issued or guaranteed by a government entity. Mortgage- and asset-backed securities issued by non-government entities may offer higher yields than those issued by government entities, but may also be subject to greater volatility than government issues and can also be subject to greater credit risk and the risk of default on the underlying mortgages or other assets. Investments in mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Growth Portfolio | U.S. Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Securities Risk. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is a risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if not obligated to do so by law. U.S. Treasury and U.S. Government agency securities generally have a lower return than other obligations because of their higher credit quality and market liquidity.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Growth Portfolio | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risk. ETFs are subject to the risks of investing in the underlying securities or other investments. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Growth Portfolio | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s  counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment. A derivative investment also involves the risks relating to the reference instrument underlying the investment.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Growth Portfolio | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Growth Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund also may lose rights in the collateral if the borrower fails financially. The Fund could also lose money if the value of the collateral decreases or if the value of any investments made with cash collateral declines.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Growth Portfolio | General Fund Investing Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s). In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. The Fund relies on various service providers, including the investment adviser and sub-adviser, if applicable, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Growth Portfolio | Fund-of-Funds Structure [Member]
Prospectus [Line Items]
Risk [Text Block]
Fund-of-Funds Structure. The Fund invests in exchange-traded funds (“underlying funds”) in a fund-of-funds structure. The Fund’s asset allocation strategy and its selection of particular underlying funds may cause the Fund to underperform funds with similar investment objectives. The Fund’s performance is dependent upon the performance of the underlying funds and the Fund is subject to all of the risks of the underlying funds. The risks discussed herein are the principal risks applicable to the Fund either directly or through its investment in the underlying funds and accordingly, references to the Fund below may be to the Fund or one or more underlying funds.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Growth Portfolio | Volatility Management Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Volatility Management Strategy Risk. Although the volatility management strategy seeks competitive investment returns with more consistent volatility of returns over time, the attainment and maintenance of the more consistent volatility does not ensure that the Fund will deliver competitive returns. The volatility management strategy may dampen the Fund’s downside risk over time, but may also cause the Fund’s investment returns to lag behind those of its benchmark, especially during a rising equity market or rapidly changing market conditions, and this underperformance could be significant. The volatility management strategy is dependent on the sub-adviser’s ability to correlate the instruments used in the strategy with the Fund’s underlying investments. The volatility management strategy is also subject to the Risks Associated with Active Management and entails costs.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Growth Portfolio | Large-Cap Growth and Value Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large-Cap Growth and Value Risk. Because the Fund may invest in ETFs that invest primarily in large-cap growth and/or value companies, it is subject to the risk of underperforming the overall stock market during periods in which stocks of such companies are out of favor and generate lower returns than the market as a whole.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Growth Portfolio | Emerging Markets Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Investment Risk. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain sectors. Emerging market securities often involve greater risks than developed market securities. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Growth Portfolio | Real Estate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Real Estate Risk. Real estate investments are subject to risks associated with owning real estate, including declines in real estate values, increases in property taxes, fluctuations in interest rates, limited availability of mortgage financing, decreases in revenues from underlying real estate assets, declines in occupancy rates, changes in government regulations affecting zoning, land use, and rents, environmental liabilities, and risks related to the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. REITs  must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. Changes in underlying real estate values may have an exaggerated effect to the extent that investments are concentrated in particular geographic regions or property types.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Growth Portfolio | Lower Rated Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Lower Rated Investments Risk. Investments rated below investment grade and comparable unrated investments (sometimes referred to as “junk”) are speculative because of increased credit risk relative to other fixed income investments. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Growth Portfolio | Short Sale Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Short Sale Risk. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. Short sale risks include, among others, the potential loss of more money than the actual cost of the investment.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Growth Portfolio | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. Certain Fund transactions may give rise to leverage. Leverage can result from a non-cash exposure to an underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. The use of leverage may cause the Fund to maintain liquid assets or liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. Leverage may cause the Fund’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The Fund may not be able to adjust its use of leverage rapidly enough to respond to interest rate volatility, inflation, and other changing market conditions. As a result, the Fund’s use of leverage may have a negative impact on the Fund’s performance from time to time. The loss on leveraged investments may substantially exceed the initial investment.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Growth Portfolio | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk. The annual portfolio turnover rate of the Fund may exceed 100%. A mutual fund with a high turnover rate (100% or more) may generate more capital gains and may involve greater expenses (which may reduce return) than a fund with a lower rate. Capital gains distributions will be made to shareholders if offsetting capital loss carry forwards do not exist.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Growth Portfolio | Risks Associated with Active Management [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks Associated with Active Management. The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Growth Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Growth Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Growth Portfolio | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Money Market Instrument Risk. Money market instruments may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market instruments; adverse economic, political or other developments affecting issuers of money market instruments; changes in the credit quality of issuers; and default by a counterparty.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Growth Portfolio | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; unexpected trading activity among retail investors; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines in value, the value of the Fund’s equity securities will also likely decline. Although prices can rebound, there is no assurance that values will return to previous levels.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Growth Portfolio | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Growth Portfolio | Smaller and Mid-Sized Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Smaller and Mid-Sized Company Risk. The stocks of smaller and mid-sized companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies. Such companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially less liquid and more difficult to value.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Growth Portfolio | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risk. Exchange rates for currencies fluctuate daily. The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the  U.S. dollar. Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Growth Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility. No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Growth Portfolio | Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Focused Investment Risk. To the extent the Fund has substantial investments in a relatively small number of securities or issuers, or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, the Fund’s performance will be more susceptible to any single economic, market, political, or regulatory occurrence affecting those particular securities or issuers or that particular market, industry, group of industries, country, region, group of countries, asset class, or sector than a fund that invests more broadly.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Growth Portfolio | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sector Risk. Because the Fund may, under certain market conditions, invest a significant portion of its assets in certain sectors, the value of Fund shares may be affected by events that adversely affect a particular sector and may fluctuate more than that of a fund that invests more broadly.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Growth Portfolio | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. Investments in fixed income and other debt obligations (referred to below as “debt instruments”)  are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of debt instruments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments deteriorates. In the event of bankruptcy of the issuer of a debt instrument, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel, which may increase the Fund’s operating expenses and adversely affect net asset value.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Growth Portfolio | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise. Duration measures the time-weighted expected cash flows of a fixed-income security, while maturity refers to the amount of time until a fixed-income security matures.  Generally, securities with longer durations or maturities are more sensitive to changes in interest rates than securities with shorter durations or maturities, causing them to be more volatile. Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities. In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Growth Portfolio | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Although certain mortgage- and asset-backed securities are guaranteed as to timely payment of interest and principal by a government entity, the market price for such securities is not guaranteed and will fluctuate. The purchase of mortgage- and asset-backed securities issued by non-government entities may entail greater risk than such securities that are issued or guaranteed by a government entity. Mortgage- and asset-backed securities issued by non-government entities may offer higher yields than those issued by government entities, but may also be subject to greater volatility than government issues and can also be subject to greater credit risk and the risk of default on the underlying mortgages or other assets. Investments in mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Growth Portfolio | U.S. Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Securities Risk. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is a risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if not obligated to do so by law. U.S. Treasury and U.S. Government agency securities generally have a lower return than other obligations because of their higher credit quality and market liquidity.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Growth Portfolio | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risk. ETFs are subject to the risks of investing in the underlying securities or other investments. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Growth Portfolio | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s  counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment. A derivative investment also involves the risks relating to the reference instrument underlying the investment.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Growth Portfolio | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Growth Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund also may lose rights in the collateral if the borrower fails financially. The Fund could also lose money if the value of the collateral decreases or if the value of any investments made with cash collateral declines.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Growth Portfolio | General Fund Investing Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s). In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. The Fund relies on various service providers, including the investment adviser and sub-adviser, if applicable, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Growth Portfolio | Fund-of-Funds Structure [Member]
Prospectus [Line Items]
Risk [Text Block]
Fund-of-Funds Structure. The Fund invests in exchange-traded funds (“underlying funds”) in a fund-of-funds structure. The Fund’s asset allocation strategy and its selection of particular underlying funds may cause the Fund to underperform funds with similar investment objectives. The Fund’s performance is dependent upon the performance of the underlying funds and the Fund is subject to all of the risks of the underlying funds. The risks discussed herein are the principal risks applicable to the Fund either directly or through its investment in the underlying funds and accordingly, references to the Fund below may be to the Fund or one or more underlying funds.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Growth Portfolio | Volatility Management Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Volatility Management Strategy Risk. Although the volatility management strategy seeks competitive investment returns with more consistent volatility of returns over time, the attainment and maintenance of the more consistent volatility does not ensure that the Fund will deliver competitive returns. The volatility management strategy may dampen the Fund’s downside risk over time, but may also cause the Fund’s investment returns to lag behind those of its benchmark, especially during a rising equity market or rapidly changing market conditions, and this underperformance could be significant. The volatility management strategy is dependent on the sub-adviser’s ability to correlate the instruments used in the strategy with the Fund’s underlying investments. The volatility management strategy is also subject to the Risks Associated with Active Management and entails costs.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Growth Portfolio | Large-Cap Growth and Value Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large-Cap Growth and Value Risk. Because the Fund may invest in ETFs that invest primarily in large-cap growth and/or value companies, it is subject to the risk of underperforming the overall stock market during periods in which stocks of such companies are out of favor and generate lower returns than the market as a whole.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Growth Portfolio | Emerging Markets Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Investment Risk. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain sectors. Emerging market securities often involve greater risks than developed market securities. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Growth Portfolio | Real Estate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Real Estate Risk. Real estate investments are subject to risks associated with owning real estate, including declines in real estate values, increases in property taxes, fluctuations in interest rates, limited availability of mortgage financing, decreases in revenues from underlying real estate assets, declines in occupancy rates, changes in government regulations affecting zoning, land use, and rents, environmental liabilities, and risks related to the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. REITs  must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. Changes in underlying real estate values may have an exaggerated effect to the extent that investments are concentrated in particular geographic regions or property types.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Growth Portfolio | Lower Rated Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Lower Rated Investments Risk. Investments rated below investment grade and comparable unrated investments (sometimes referred to as “junk”) are speculative because of increased credit risk relative to other fixed income investments. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Growth Portfolio | Short Sale Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Short Sale Risk. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. Short sale risks include, among others, the potential loss of more money than the actual cost of the investment.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Growth Portfolio | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. Certain Fund transactions may give rise to leverage. Leverage can result from a non-cash exposure to an underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. The use of leverage may cause the Fund to maintain liquid assets or liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. Leverage may cause the Fund’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The Fund may not be able to adjust its use of leverage rapidly enough to respond to interest rate volatility, inflation, and other changing market conditions. As a result, the Fund’s use of leverage may have a negative impact on the Fund’s performance from time to time. The loss on leveraged investments may substantially exceed the initial investment.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Growth Portfolio | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk. The annual portfolio turnover rate of the Fund may exceed 100%. A mutual fund with a high turnover rate (100% or more) may generate more capital gains and may involve greater expenses (which may reduce return) than a fund with a lower rate. Capital gains distributions will be made to shareholders if offsetting capital loss carry forwards do not exist.

CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Growth Portfolio | Risks Associated with Active Management [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks Associated with Active Management. The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.